INCOME TAXES - ADDITIONAL INFORMATION (DETAILS) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
The Patient Protection and Affordable Care Act (PPACA) resulted in adjustment to deferred tax asset	$ 152,000,000
Tax benefits credited to shareholders' equity		510,000,000	5,000,000
Unrecognized tax benefits, accrued interest		475,000,000	622,000,000	636,000,000
Unrecognized tax benefits, accrued penalties		80,000,000	89,000,000	100,000,000
Unrecognized tax benefits, recognized interest		(197,000,000)	38,000,000	119,000,000
Unrecognized tax benefits, recognized penalties		(16,000,000)	(8,000,000)	(4,000,000)
Undistributed earnings of foreign subsidiaries		35,000,000,000
Liability for unrecognized tax benefit that, if recognized, would impact the effective tax rate		1,424,000,000
Net operating loss carryforwards		2,663,000,000	1,875,000,000
Net Operating Loss, Expiring Within 20 Years
Net operating loss carryforwards		1,019,000,000
Net Operating Loss, Indefinite Life
Net operating loss carryforwards		$ 1,644,000,000